Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Registrant Name	dei_EntityRegistrantName	FIDELITY PHILLIPS STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000278001
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2015
Prospectus Date	rr_ProspectusDate	Jan. 29, 2015